[LOGO - EATON VANCE LOGO]            MUTUAL FUNDS
EATON VANCE-REGISTERED TRADEMARK-    FOR PEOPLE
==================================   WHO PAY
                      MUTUAL FUNDS   TAXES-REGISTERED TRADEMARK-

                                              [PICTURE - 1040 FORM & CALCULATOR]



Annual Report October 31, 2000

[PICTURE - STOCK EXCHANGE]

                                  EATON VANCE
                                  TAX-MANAGED
                                     VALUE
                                      FUND

[PICTURE - PHOTO OF TAX FORM 1099 & CALCULATOR]

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO OF JAMES B. HAWKES)

James B. Hawkes
President

Eaton Vance Tax-Managed Value Fund, Class A shares, had a total return of 21.50% during the period from inception through October 31, 2000. That return was the result of an increase in net asset value per share (NAV) from $10.00 on December 27, 1999 to $12.15 on October 31, 2000.(1)

Class B shares had a total return of 17.10% for the period from inception on January 14, 2000 through October 31, 2000, the result of an increase in NAV from $10.00 to $11.71.(1) Class C shares had a total return of 20.20% for the period from inception on January 21, 2000 to October 31, 2000, the result of an increase in NAV from $10.00 to $12.02.(1)

By comparison, the Russell 1000 Value Index - an unmanaged market index of value stocks - had a total return of 5.84% for the period from January 1, 2000 to October 31, 2000.(2) The S&P 500 Index - a broad-based, unmanaged market index commonly used to to measure overall stock market performance - returned -1.81% for the same period.(2)

The year 2000 has been a volatile period in the U.S. equity markets. Although the economy continued to exhibit signs of healthy - if more tempered - growth, other factors have contributed to a wild ride for stocks. While there is convincing evidence that the Federal Reserve Board has successfully engineered a "soft landing" for the economy through incremental increases in the Federal Funds rate, the downside is that slowed consumer spending can have a negative impact on corporate profits, and therefore, stock prices.
More recently, renewed tensions in the Middle East and the uncertain outcome of the U.S. presidential election kept the markets from regaining lost ground.

An economic slowdown, dramatic market swings in a compressed time frame, and changes in investor sentiment all underscore the fact that the financial markets are largely unpredictable. At Eaton Vance, we are confident that our years of experience, our research capabilities, and our investment discipline give us the tools we will need to navigate the dramatic turns that surely await us. As always, we urge investors to diversify their portfolios and to take a long-term investment view.

On the pages that follow, Portfolio Manager Michael R. Mach discusses the market's movements, as well as the Fund's performance over the past year.

                                             Sincerely,

                                             /s/ James B. Hawkes

                                             James B. Hawkes
                                             President
                                             December 12, 2000
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF OCTOBER 31, 2000

PERFORMANCE(3)                                                            CLASS A  CLASS B  CLASS C
---------------------------------------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
---------------------------------------------------------------------------------------------------
Life of Fund+                                                              21.50%   17.10%   20.20%
SEC Cumulative Total Returns (including sales charge or applicable CDSC)
---------------------------------------------------------------------------------------------------
Life of Fund+                                                              14.52%   12.10%   19.20%

+Inception Dates - Class A: 12/27/99; Class B: 1/14/00; Class C:1/21/00

TEN LARGEST HOLDINGS(4)
-----------------------------------------
Willamette Industries, Inc.          2.6%
J.P. Morgan & Co.                    2.4
Safeway, Inc.                        2.4
SBC Communications, Inc.             2.3
Honeywell International, Inc.        2.3
International Business Machines Corp.2.3
Merrill Lynch & Co., Inc.            2.2
Kimberly-Clark Corp.                 2.2
Freddie Mac                          2.2
MetLife, Inc.                        2.1

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects a 1% CDSC imposed in the first year.
     (4) Ten largest equity holdings accounted for 23.0% of the Fund's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------


AN INTERVIEW WITH MICHAEL R. MACH,
PORTFOLIO MANAGER OF EATON VANCE
TAX-MANAGED VALUE FUND

[PHOTO OF MICHAEL R. MACH]

   Michael R. Mach, CFA
    Portfolio Manager

Q: Michael, can you give us an overview of the stock markets over the last twelve months?

A: The markets this past year were mixed. There were almost two markets: the market for the "New Economy," aggressive growth stocks, and the market for the rest of the stocks, the Old Economy stocks with lower P/E (price to earnings) ratios. In the early months of 2000, market leadership was clearly focused on the higher P/E, more aggressive, growth sectors of the market. However, by the time we got to the end of October 2000, it was pretty clear that market leadership was shifting to more traditional, value-oriented segments of the market, such as electric utilities, financial stocks, and energy stocks.

   Within that type of market, our disciplined value style of investing, with a large commitment of assets to traditional value areas, positioned us to benefit from these market trends.

FIVE LARGEST SECTOR POSITIONS+
--------------------------------------------------------------------------------
BY TOTAL NET ASSETS

FINANCIAL SERVICES                   11.5%

ELECTRIC UTILITIES              6.2%

BANKS - SUPER REGIONAL        4.9%

COMMUNICATIONS SERVICES      4.6%

DRUGS                      4.3%


+ Sector holdings are subject to change due to active management. Five largest sector holdings accounted for 31.5% of the Fund.

   Our investment philosophy commits us to finding quality companies at reasonable valuations, that have the potential to perform well over the long-term on an after-tax basis. So, within that context, we were able to get good performance from the Fund's portfolio.

Q: You stressed that the Fund's portfolio is invested in "traditional" value areas. Would you elaborate on this?

A: We are only interested in stocks that are inexpensive relative to the overall market; that is, we buy only stocks that trade at a discount valuation to the S&P 500. Reflecting our commitment to value, the Fund's portfolio has favored traditional value sectors, including utilities, financials, and energy. As market leadership shifted towards value sectors, our investments in them benefitted accordingly.

Q: The Fund's objective is to achieve long-term after-tax returns for its shareholders. Can you tell us more about the process of selecting stocks to accomplish this objective?

A: Certainly. Our primary strategy is to identify stocks with favorable long-term prospects that are undervalued relative to the overall market. The primary means of doing this is through fundamental analysis. We have an experienced, in-house team of investment professionals who conduct thorough research into the fundamentals of those companies in which we might invest.

   Let me provide some examples of the types of characteristics we would find attractive when researching stocks. First, we look for companies with a strong franchise or brand, which can provide greater competitive stability and a platform for future growth. Often, this can translate into the company obtaining a better channel of distribution for its products, or purchasing raw materials more cheaply. We want to buy market leaders because we believe that this can help reduce the business risk associated with equity investing.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

   Second, we also seek out companies we deem to have long-term earnings growth potential. We believe a growing earnings stream is key to long-term stock price appreciation. Third, we only buy shares of companies when their stock is available at a discount valuation. Our belief is that buying stocks at discount multiples can help lower the Fund's valuation risk. Finally, we might also be looking for stocks for which we could identify some catalyst that would drive the stock price higher in the future.

Q: Let's talk about the "after-tax" aspect of your investment goal. What steps might you take to minimize the tax bite felt by investors?

A: There are a number of methods we use to increase our tax-efficiency. One key thing we want to do is to generally avoid net realized short-term capital gains. We do this through a strategy of "buy-and-hold." We are long-term investors and do not trade for short-term profits.

   As far as long-term capital gains are concerned, we try to maintain relatively low turnover. Again, this is part of our "buy-and-hold" strategy. When we do decide to sell a particular appreciated security, we select the lots resulting in the most favorable tax treatment, generally those lots held long enough to be treated as long-term capital gains that have the highest cost basis.

   We won't always be able to avoid a capital gain payout, but we're confident these strategies can help the shareholder reduce the amount of their returns they're giving back as taxes.

Q: What might we expect for the Fund in the future?

A: In addition to the traditional value areas of electric utilities, financials, and energy, we believe that there are other areas of the market that could rebound from the depressed price levels experienced in 2000. These areas include basic industries, retailers, and automotive suppliers.

   Going forward, we believe that the strong performance of value stocks can continue, because many companies characterized by strong franchises and double-digit growth potential are selling at very reasonable valuations, at a significant discount to other S&P 500 companies. The ongoing valuation disparities in the market should support the shift in market leadership from growth stocks to value stocks, at least in the near-term. The biggest hurdle value stocks face is a psychological one: investors' fear of a recession. But, even if there were to be a recession, I'd rather own high-quality value stocks than over-valued stocks in that environment.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000
--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED VALUE FUND, CLASS A vs. THE S&P 500 INDEX AND THE RUSSELL 1000 VALUE INDEX*

December 31,1999 -- October 31, 2000

[GRAPH - DESCRIPTION NEEDED]

                Russell 1000    S&P 500    FUND, INCL. MAXIMUM    EATON VANCE TAX-MANAGED
                Value Index      Index         SALES CHARGE         VALUE FUND, CLASS A
                -----------------------------------------------------------------------
12/31/1999         $10,000       $10,000        $10,000                  $10,000
01/31/2000          $9,674        $9,498         $9,081                   $9,635
02/29/2000          $8,955        $9,318         $8,728                   $9,261
03/31/2000         $10,048       $10,229         $9,694                  $10,286
04/30/2000          $9,931        $9,921         $9,898                  $10,502
05/31/2000         $10,035        $9,718        $10,158                  $10,778
06/30/2000          $9,577        $9,957         $9,703                  $10,296
07/31/2000          $9,697        $9,802         $9,861                  $10,463
08/31/2000         $10,236       $10,410        $10,566                  $11,212
09/30/2000         $10,330        $9,861        $10,854                  $11,517
10/31/2000         $10,584        $9,819        $11,281                  $11,970


PERFORMANCE+                                                               CLASS A  CLASS B  CLASS C
----------------------------------------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
--------------------------------------------------------------------------------------------------
Life of Fund+                                                              21.50%   17.10%   20.20%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------------------------
Life of Fund+                                                              14.52%   12.10%   19.20%

+Inception Dates - Class A: 12/27/99; Class B: 1/14/00; Class C:1/21/00

* Source: TowersData, Bethesda, MD. Investment operations commenced 12/27/99. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

   The chart compares the Fund's total return with that of the Russell 1000 Value Index, a broad-based, unmanaged market index of value stocks, and the S&P 500 Composite Index, a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The Indexes' returns use net dividends which reflect the deduction of withholding taxes. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Indexes. An investment in the Fund's Class B shares on 1/18/00 at net asset value would have grown to $11,710 on October 31, 2000; $11,210 less the applicable 5% CDSC. An investment in the Fund's Class C shares on 1/24/00 at net asset value would have grown to $12,020 on October 31, 2000; $11,920 less the applicable 1% CDSC. The Indexes' total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes. It is not possible to invest directly in an Index.

+ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects a 1% CDSC imposed in the first year.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000
--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

AFTER-TAX PERFORMANCE
AS OF OCTOBER 31, 2000

The table below sets forth the Fund's pre-tax and after-tax performance. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.


--------------------------------------------------------------------------------
PRE-TAX AND AFTER-TAX CUMULATIVE RETURNS
AT NET ASSET VALUE FOR THE PERIOD ENDED OCTOBER 31, 2000

LIFE OF FUND*             PRE-TAX    AFTER-TAX   TAX-EFFICIENCY
--------------------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
--------------------------------------------------------------------------------
      Class A               21.60%     21.60%        100%
      Class B               17.10%     17.10%        100%
      Class C               20.20%     20.20%        100%

*Inception Dates - Class A: 12/27/99; Class B: 1/14/00; Class C:1/21/00 Source:TowersData, Bethesda, Md
--------------------------------------------------------------------------------


Pre-tax returns are calculated by determining the percentage change in net asset value with all distributions reinvested in Fund shares. After-tax returns are calculated similarly, except that distributions are reduced by federal income taxes before reinvestment. Pre-tax and after-tax returns are identical because the Fund did not make any dividend or capital gain distributions. There can be no assurance that such distributions will not be made in the future.

The highest historical federal tax rates (currently 39.6% for dividends and 20% for capital gains) are used. The after-tax calculations do not take into account state or local taxes or the federal alternative minimum tax. If an investor sells Fund shares, any realized gains will be subject to taxes not reflected in the after-tax returns shown above.

The performance does not include the effects of the Class A shares initial sales charge (5.75% maximum) or any applicable contingent deferred sales charge (5.00% maximum for Class B shares and 1% for Class C shares redeemed in the first year).

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The after-tax returns shown above are not applicable to shares held in tax-deferred accounts (such as IRA or 401(k) accounts)and shares held by non-taxable entities (such as qualified pension plans and charities).

INVESTMENT ADVISER AND ADMINISTRATOR OF
EATON VANCE TAX-MANAGED VALUE FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI  02904-9653
(800) 262-1122


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022





EATON VANCE TAX-MANAGED VALUE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

501-12/00                                                                  TVSRC

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 94.7%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising and Marketing Services -- 0.5%
----------------------------------------------------------------------
True North Communications, Inc.                  10,000    $   376,875
----------------------------------------------------------------------
                                                           $   376,875
----------------------------------------------------------------------
Auto Parts and Equipment -- 2.1%
----------------------------------------------------------------------
Delphi Automotive Systems Corp.                  51,000    $   800,062
Tower Automotive, Inc.(1)                        62,000        682,000
----------------------------------------------------------------------
                                                           $ 1,482,062
----------------------------------------------------------------------
Banks - Super Regional -- 4.9%
----------------------------------------------------------------------
Bank of America Corp.                            15,000    $   720,937
FleetBoston Financial Corp.                      28,000      1,064,000
Mellon Financial Corp.                           19,000        916,750
Wells Fargo & Co.                                15,000        694,687
----------------------------------------------------------------------
                                                           $ 3,396,374
----------------------------------------------------------------------
Beverages -- 1.6%
----------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                        16,000    $   732,000
Pepsi Bottling Group, Inc.                       11,500        398,187
----------------------------------------------------------------------
                                                           $ 1,130,187
----------------------------------------------------------------------
Building Products -- 0.5%
----------------------------------------------------------------------
American Standard Companies, Inc.(1)              8,000    $   367,000
----------------------------------------------------------------------
                                                           $   367,000
----------------------------------------------------------------------
Chemicals -- 2.7%
----------------------------------------------------------------------
Air Products and Chemicals, Inc.                 19,000    $   708,937
Dow Chemical Co. (The)                           38,000      1,163,750
----------------------------------------------------------------------
                                                           $ 1,872,687
----------------------------------------------------------------------
Communications Equipment -- 1.0%
----------------------------------------------------------------------
Cable Design Technologies Corp.(1)               30,000    $   691,875
----------------------------------------------------------------------
                                                           $   691,875
----------------------------------------------------------------------
Communications Services -- 4.6%
----------------------------------------------------------------------
BellSouth Corp.                                  25,000    $ 1,207,812
CenturyTel, Inc.                                 10,000        385,000
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Communications Services (continued)
----------------------------------------------------------------------
SBC Communications, Inc.                         28,000    $ 1,615,250
----------------------------------------------------------------------
                                                           $ 3,208,062
----------------------------------------------------------------------
Computer Services -- 1.1%
----------------------------------------------------------------------
SunGard Data Systems, Inc.(1)                    15,000    $   766,875
----------------------------------------------------------------------
                                                           $   766,875
----------------------------------------------------------------------
Computers and Business Equipment -- 2.3%
----------------------------------------------------------------------
International Business Machines Corp.            16,000    $ 1,576,000
----------------------------------------------------------------------
                                                           $ 1,576,000
----------------------------------------------------------------------
Diversified Energy Provider -- 2.1%
----------------------------------------------------------------------
El Paso Energy Corp.                             23,000    $ 1,441,812
----------------------------------------------------------------------
                                                           $ 1,441,812
----------------------------------------------------------------------
Diversified Manufacturing and Services -- 2.7%
----------------------------------------------------------------------
Honeywell International, Inc.                    30,000    $ 1,614,375
Regal-Beloit Corp.                               17,000        284,750
----------------------------------------------------------------------
                                                           $ 1,899,125
----------------------------------------------------------------------
Drugs -- 4.3%
----------------------------------------------------------------------
Abbott Laboratories                              24,000    $ 1,267,500
Mylan Laboratories                               12,000        336,000
Schering-Plough Corp.                            14,000        723,625
Watson Pharmaceuticals, Inc.(1)                  10,000        625,625
----------------------------------------------------------------------
                                                           $ 2,952,750
----------------------------------------------------------------------
Electric Utilities -- 6.2%
----------------------------------------------------------------------
Duke Energy Corp.                                15,000    $ 1,296,563
Exelon Corp.                                     23,000      1,382,875
NRG Energy, Inc.(1)                              25,000        650,000
Southern Co. (The)                               32,000        940,000
----------------------------------------------------------------------
                                                           $ 4,269,438
----------------------------------------------------------------------
Electronic Manufacturing Services -- 2.3%
----------------------------------------------------------------------
APW Ltd.(1)                                       8,000    $   369,500
Pemstar Inc.(1)                                  25,000        365,625
Viasystems Group, Inc.(1)                        60,000        851,250
----------------------------------------------------------------------
                                                           $ 1,586,375
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Financial Services -- 11.5%
----------------------------------------------------------------------
Associates First Capital Corp.                   17,500    $   649,688
Concord EFS, Inc.(1)                             12,000        495,750
First Data Corp.                                 15,000        751,875
Franklin Resources, Inc.                         32,000      1,370,880
Freddie Mac                                      25,000      1,500,000
J.P. Morgan & Co.                                10,000      1,655,000
Merrill Lynch & Co., Inc.                        22,000      1,540,000
----------------------------------------------------------------------
                                                           $ 7,963,193
----------------------------------------------------------------------
Foods -- 3.1%
----------------------------------------------------------------------
Dean Foods Co.                                   21,000    $   672,000
Keebler Food Products Co.                        17,000        688,500
Sara Lee Corp.                                   35,000        754,688
----------------------------------------------------------------------
                                                           $ 2,115,188
----------------------------------------------------------------------
Furniture Retailer -- 0.5%
----------------------------------------------------------------------
Haverty Furniture Co., Inc.                      33,000    $   371,250
----------------------------------------------------------------------
                                                           $   371,250
----------------------------------------------------------------------
Household Products -- 2.2%
----------------------------------------------------------------------
Kimberly-Clark Corp.                             23,000    $ 1,518,000
----------------------------------------------------------------------
                                                           $ 1,518,000
----------------------------------------------------------------------
Insurance -- 4.0%
----------------------------------------------------------------------
MetLife, Inc.(1)                                 53,000    $ 1,464,125
Xl Capital Ltd.                                  17,000      1,306,875
----------------------------------------------------------------------
                                                           $ 2,771,000
----------------------------------------------------------------------
Integrated Oil and Gas -- 3.0%
----------------------------------------------------------------------
Conoco Inc., Class A                             40,000    $ 1,032,500
Exxon Mobil Corp.                                12,000      1,070,250
----------------------------------------------------------------------
                                                           $ 2,102,750
----------------------------------------------------------------------
Lighting Systems -- 0.5%
----------------------------------------------------------------------
LSI Industries Inc.                              20,000    $   375,000
----------------------------------------------------------------------
                                                           $   375,000
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Lodging and Gaming -- 0.9%
----------------------------------------------------------------------
Park Place Entertainment Corp.(1)                51,000    $   650,250
----------------------------------------------------------------------
                                                           $   650,250
----------------------------------------------------------------------
Medical Products -- 1.9%
----------------------------------------------------------------------
Bard (C.R.), Inc.                                32,000    $ 1,340,000
----------------------------------------------------------------------
                                                           $ 1,340,000
----------------------------------------------------------------------
Medical Services -- 1.7%
----------------------------------------------------------------------
Health Management Associates, Inc.,
Class A(1)                                       60,000    $ 1,188,750
----------------------------------------------------------------------
                                                           $ 1,188,750
----------------------------------------------------------------------
Metals - Industrial -- 1.7%
----------------------------------------------------------------------
Alcoa, Inc.                                      40,000    $ 1,147,500
----------------------------------------------------------------------
                                                           $ 1,147,500
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.3%
----------------------------------------------------------------------
Core Laboratories N.V.(1)                        25,000    $   539,063
Noble Drilling Corp.(1)                          25,000      1,039,063
----------------------------------------------------------------------
                                                           $ 1,578,126
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.0%
----------------------------------------------------------------------
Devon Energy Corp.                               27,000    $ 1,360,800
----------------------------------------------------------------------
                                                           $ 1,360,800
----------------------------------------------------------------------
Paper and Forest Products -- 4.2%
----------------------------------------------------------------------
Bowater, Inc.                                    20,000    $ 1,082,500
Willamette Industries, Inc.                      50,000      1,815,625
----------------------------------------------------------------------
                                                           $ 2,898,125
----------------------------------------------------------------------
Printing and Business Products -- 1.0%
----------------------------------------------------------------------
Lexmark International, Inc.(1)                   16,000    $   656,000
----------------------------------------------------------------------
                                                           $   656,000
----------------------------------------------------------------------
Publishing -- 3.5%
----------------------------------------------------------------------
Gannett Co., Inc.                                25,000    $ 1,450,000
McGraw-Hill Cos., Inc. (The)                     15,000        962,813
----------------------------------------------------------------------
                                                           $ 2,412,813
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Retail - Food and Drug -- 3.4%
----------------------------------------------------------------------
CVS Corp.                                        14,000    $   741,125
Safeway, Inc.(1)                                 30,000      1,640,625
----------------------------------------------------------------------
                                                           $ 2,381,750
----------------------------------------------------------------------
Retail - Speciality -- 1.6%
----------------------------------------------------------------------
Lowe's Companies, Inc.                           24,000    $ 1,096,500
----------------------------------------------------------------------
                                                           $ 1,096,500
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 2.1%
----------------------------------------------------------------------
TJX Companies, Inc.                              52,000    $ 1,417,000
----------------------------------------------------------------------
                                                           $ 1,417,000
----------------------------------------------------------------------
Specialty Chemicals -- 1.6%
----------------------------------------------------------------------
Monsanto Co.(1)                                  28,000    $   714,000
Valspar Corp.                                    15,000        409,650
----------------------------------------------------------------------
                                                           $ 1,123,650
----------------------------------------------------------------------
Transport - Services -- 2.0%
----------------------------------------------------------------------
FedEx Corp.(1)                                   30,000    $ 1,405,800
----------------------------------------------------------------------
                                                           $ 1,405,800
----------------------------------------------------------------------
Transportation -- 0.5%
----------------------------------------------------------------------
Union Pacific Corp.                               8,000    $   375,000
----------------------------------------------------------------------
                                                           $   375,000
----------------------------------------------------------------------
Trucks and Parts -- 0.6%
----------------------------------------------------------------------
Oshkosh Truck Corp.                               9,500    $   390,688
----------------------------------------------------------------------
                                                           $   390,688
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $55,269,867)                           $65,656,630
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
General Electric Capital Corp.,
6.65%, 11/1/00                              $       763    $   763,000
Panasonic Finance America, 6.48%,
11/6/00                                           1,800      1,798,380
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $2,561,380)                         $ 2,561,380
----------------------------------------------------------------------
Total Investments -- 98.4%
   (identified cost $57,831,247)                           $68,218,010
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                     $ 1,105,881
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $69,323,891
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $57,831,247)         $68,218,010
Cash                                              793
Receivable for investments sold             2,310,173
Receivable for Fund shares sold             1,583,332
Dividends receivable                           33,636
Prepaid expenses                                  286
-----------------------------------------------------
TOTAL ASSETS                              $72,146,230
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 2,660,654
Payable for Fund shares redeemed               90,064
Payable to affiliate for service fees          10,130
Accrued expenses                               61,491
-----------------------------------------------------
TOTAL LIABILITIES                         $ 2,822,339
-----------------------------------------------------
NET ASSETS                                $69,323,891
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $62,001,122
Accumulated net realized loss (computed
   on the basis of identified cost)        (3,063,994)
Net unrealized appreciation (computed on
   the basis of identified cost)           10,386,763
-----------------------------------------------------
TOTAL                                     $69,323,891
-----------------------------------------------------

Class A Shares
-----------------------------------------------------
NET ASSETS                                $30,140,064
SHARES OUTSTANDING                          2,480,578
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     12.15
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $12.15)      $     12.89
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $20,690,285
SHARES OUTSTANDING                          1,767,250
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     11.71
-----------------------------------------------------

Class C Shares
-----------------------------------------------------
NET ASSETS                                $18,493,542
SHARES OUTSTANDING                          1,538,747
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     12.02
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2000(1)
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $2,582)  $   284,984
Interest                                       64,319
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   349,303
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   135,508
Administration fee                             31,393
Trustees fees and expenses                        264
Distribution and service fees
   Class A                                     23,146
   Class B                                     65,112
   Class C                                     51,327
Custodian fee                                  54,517
Registration fees                              44,533
Legal and accounting services                  16,928
Printing and postage                           14,890
Transfer and dividend disbursing agent
   fees                                         5,237
Miscellaneous                                   5,207
-----------------------------------------------------
TOTAL EXPENSES                            $   448,062
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (98,759)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(3,063,994)
-----------------------------------------------------
NET REALIZED LOSS                         $(3,063,994)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $10,386,763
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $10,386,763
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 7,322,769
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 7,224,010
-----------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS         OCTOBER 31, 2000(1)
-------------------------------------------------------------
From operations --
   Net investment loss                    $           (98,759)
   Net realized loss                               (3,063,994)
   Net change in unrealized
      appreciation (depreciation)                  10,386,763
-------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $         7,224,010
-------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $        27,785,278
      Class B                                      18,807,191
      Class C                                      17,051,811
   Cost of shares redeemed
      Class A                                        (803,304)
      Class B                                        (340,532)
      Class C                                        (400,573)
-------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $        62,099,871
-------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        69,323,881
-------------------------------------------------------------

Net Assets
-------------------------------------------------------------
At beginning of period                    $                10
-------------------------------------------------------------
AT END OF PERIOD                          $        69,323,891
-------------------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS A
                                  ------------------------
                                  PERIOD ENDED OCTOBER 31,
                                  ------------------------
                                          2000(1)
----------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
----------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------
Net investment loss                       $(0.002)
Net realized and unrealized
   gain                                     2.152
----------------------------------------------------------
TOTAL INCOME FROM OPERATIONS              $ 2.150
----------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $12.150
----------------------------------------------------------

TOTAL RETURN(2)                             21.50%
----------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $30,140
Ratios (As a percentage of
   average daily net assets):
   Expenses                                  1.71%(3)
   Expenses after custodian
      fee reduction                          1.71%(3)
   Net investment loss                      (0.06)%(3)
Portfolio Turnover                            128%
----------------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to October 31, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS B
                                  ------------------------
                                  PERIOD ENDED OCTOBER 31,
                                  ------------------------
                                          2000(1)
----------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
----------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------
Net investment loss                       $(0.029)
Net realized and unrealized
   gain                                     1.739
----------------------------------------------------------
TOTAL INCOME FROM OPERATIONS              $ 1.710
----------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $11.710
----------------------------------------------------------

TOTAL RETURN(2)                             17.10%
----------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $20,690
Ratios (As a percentage of
   average daily net assets):
   Expenses                                  2.45%(3)
   Expenses after custodian
      fee reduction                          2.45%(3)
   Net investment loss                      (0.78)%(3)
Portfolio Turnover                            128%
----------------------------------------------------------

 (1) For the period from the start of business, January 14, 2000, to October 31, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS C
                                  ------------------------
                                  PERIOD ENDED OCTOBER 31,
                                  ------------------------
                                          2000(1)
----------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
----------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------
Net investment loss                       $(0.027)
Net realized and unrealized
   gain                                     2.047
----------------------------------------------------------
TOTAL INCOME FROM OPERATIONS              $ 2.020
----------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $12.020
----------------------------------------------------------

TOTAL RETURN(2)                             20.20%
----------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $18,494
Ratios (As a percentage of
   average daily net assets):
   Expenses                                  2.46%(3)
   Expenses after custodian
      fee reduction                          2.46%(3)
   Net investment loss                      (0.81)%(3)
Portfolio Turnover                            128%
----------------------------------------------------------

 (1) For the period from the start of business, January 21, 2000, to October 31, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value securities, primarily in well-established U.S. companies. The Fund has three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $3,032,527 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2008.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Fund positions. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Other -- Investment transactions are accounted for on a trade date basis.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              PERIOD ENDED
    CLASS A                                   OCTOBER 31, 2000(1)
    -----------------------------------------------------------------
    Sales                                                   2,552,595
    Redemptions                                               (72,017)
    -----------------------------------------------------------------
    NET INCREASE                                            2,480,578
    -----------------------------------------------------------------

                                              PERIOD ENDED
    CLASS B                                   OCTOBER 31, 2000(2)
    -----------------------------------------------------------------
    Sales                                                   1,799,129
    Redemptions                                               (31,879)
    -----------------------------------------------------------------
    NET INCREASE                                            1,767,250
    -----------------------------------------------------------------

                                              PERIOD ENDED
    CLASS C                                   OCTOBER 31, 2000(3)
    -----------------------------------------------------------------
    Sales                                                   1,575,540
    Redemptions                                               (36,793)
    -----------------------------------------------------------------
    NET INCREASE                                            1,538,747
    -----------------------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to October 31, 2000.
 (2) For the period from the start of business, January 18, 2000, to October 31, 2000.
 (3) For the period from the start of business, January 24, 2000, to October 31, 2000.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of the average daily net assets of the Fund up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, December 27, 1999 to October 31, 2000, the advisory fee amounted to $135,508. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the period from the start of business, December 27, 1999 to October 31, 2000, the administration fee amounted to $31,393. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $65,957 as its portion of the sales charge on sales of Class A shares for the period from the start of business, December 27, 1999 to October 31, 2000. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administrative fees. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, December 27, 1999 to October 31, 2000, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $48,950 and $38,495, for Class B and C shares, respectively, to or payable to EVD for the period from the start of business, December 27, 1999 to October 31, 2000, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At October 31, 2000, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $862,000 and $936,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments paid or accrued for the period from the start of business, December 27, 1999 to October 31, 2000 amounted to $23,146, $16,162 and $12,832 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $10,000 and $1,000 of CDSCs paid by shareholders of Class B and Class C shares, respectively, during the period from the start of business, December 27, 1999 to October 31, 2000.

7 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $90,695,361 and $32,361,500, respectively, for the period from the start of business, December 27, 1999 to October 31, 2000.

8 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $57,862,714
    -----------------------------------------------------
    Gross unrealized appreciation             $10,666,333
    Gross unrealized depreciation                (311,037)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $10,355,296
    -----------------------------------------------------

9 Financial Instruments
-------------------------------------------
   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options,

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Fund did not have any open obligations under these financial instruments at October 31, 2000.

10 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period from the start of business, December 27, 1999 to October 31, 2000.

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EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUTUAL FUNDS TRUST:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Tax-Managed Value Fund (one of the series constituting Eaton Vance Mutual Funds Trust) as of October 31, 2000, and the related statements of operations and changes in net assets and financial highlights for the period from the start of business, December 27, 1999 to October 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance Tax-Managed Value Fund at October 31, 2000, and the results of its operations, the changes in its net assets, and its financial highlights for the stated period, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000

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EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2000

INVESTMENT MANAGEMENT

Officers

James B. Hawkes
President and Trustee

Willam H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co.
President, Jordan Simmons Capital LLC and Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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